Finance Costs, Net (Details) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Finance Costs [Abstract]
Interest Expense – Short-Term Borrowings and Long-Term Debt	$ 75	$ 76	$ 231	$ 229
Interest Expense – Lease Liabilities (Note 11)	43	40	126	119
Unwinding of Discount on Decommissioning Liabilities (Note 13)	63	56	179	169
Other	24	9	40	30
Capitalized Interest	(23)	(12)	(61)	(30)
Total finance costs	182	169	515	517
Interest income	(28)	(51)	(111)	(123)
Finance costs	$ 154	$ 118	$ 404	$ 394